Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill [Abstract]
Schedule of goodwill
	Commodities brokerage	Investment advisory services	Institution subscription services	Hong Kong brokerage services	Total

Balance as of January 1, 2015	$7,089,780	$-	$-	$-	$7,089,780

Acquisition of CFO Guiwo (Note 3)	19,906	-	-	-	19,906
Exchange difference	(410,066)	-	-	-	(410,066)
Balance as of December 31, 2015	$6,699,620	$-	$-	-	$6,699,620
Acquisition of Financial Solution Wealth Management (Note 3)	-	-	-	108,831	108,831
Impairment of CFO Guiwo (Note 3)	(17,873)	-	-	-	(17,873)
Impairment of CFO Henghui	(6,641,818)	-	-	-	(6,641,818)
Exchange difference	(39,929)	-	-	40	(39,889)
Balance as of December 31, 2016	$-	$-	$-	108,871	$108,871

Exchange difference	-	-	-	(861)	(861)
Balance as of December 31, 2017	$-	$-	$-	$108,010	$108,010